INCOME TAXES (BENEFIT) (Tables)	12 Months Ended
Mar. 31, 2014
INCOME TAXES (BENEFIT)
Schedule of components of income (loss) from operations before income taxes and income taxes (benefit)

	Thousands of Yen
	2012	2013	2014
Income (loss) from operations before income taxes:
Domestic	¥2,312,763	¥993,179	¥(315,434)
Foreign	61,316	57,216	(233,769)
Total	¥2,374,079	¥1,050,395	¥(549,203)
Income taxes-current
Domestic	¥996,521	¥267,982	¥20,325
Foreign	14,819	29,417	2,974
Total	¥1,011,340	¥297,399	¥23,299
Income taxes-deferred (benefit)
Domestic	¥(6,609)	¥142,028	¥(93,394)
Foreign	(1,290)	10,457	(35,556)
Total	¥(7,899)	¥152,485	¥(128,950)

Schedule of tax effects of temporary differences and operating loss carryforwards and tax credits giving rise to deferred tax balances

	Thousands of Yen
	2013		2014
	Deferred Tax Asset	Deferred Tax Liability	Deferred Tax Asset	Deferred Tax Liability
Impairment loss on investments in securities	¥44,381	¥—	¥44,381	¥—
Depreciation and amortization	11,441	52,209	4,845	49,039
Accrued municipal governments tax	12,088	—	2,001	—
Research and development cost for internal use software	1,224	—	549	—
Deferred revenue	5,911	—	4,803	—
Accrued bonus	29,473	—	30,738	—
Accrued vacation	14,215	—	18,057	—
Asset retirement obligations	7,344	—	15,805	—
Operating loss carryforwards	20,933	—	215,825	—
Accounts payable	27,472	—	—	—
Unrealized gain on available-for-sale securities	—	56,775	—	47,720
IPO costs	—	103,953	—	—
Unrealized foreign exchange gains	—	23,983	—	—
Share-based compensation expense	4,845	—	14,776	—
Research and development tax credit	—	—	16,262	—
Others	15,854	11,425	10,013	21,269
Total	195,181	248,345	378,055	118,028
Valuation allowance	(22,856)	—	(57,324)	—
Total	¥172,325	¥248,345	¥320,731	¥118,028

Schedule of analysis of movement in the valuation allowance for deferred tax assets
	Thousands of Yen
	2012	2013	2014
Balance at beginning of year	¥22,931	¥801	¥22,856
Additions	25	22,831	36,122
Deductions	(22,155)	(776)	(1,654)
Balance at end of year	¥801	¥22,856	¥57,324

Schedule of reconciliations between the amount of reported income taxes (benefit) and the amount of income taxes (benefit) computed using the normal statutory tax rate

	Thousands of Yen
	2012	2013	2014
Amount computed using normal Japanese statutory tax rate	¥966,013	¥399,255	¥(208,752)
Increase (decrease) in taxes resulting from:
Change in valuation allowance*	(22,130)	22,055	34,468
Share-based compensation expense	17,459	15,498	25,331
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	736	14,905	27,204
Officers’ remuneration not deductible for tax purpose	25,460	300	775
Others-net	15,903	(2,129)	15,323
Income tax expense (benefit) as reported	¥1,003,441	¥449,884	¥(105,651)

*Change in valuation allowance for the year ended March 31, 2012 includes a decrease of ¥6,227 thousand in the valuation allowance of the U.S. subsidiary as of March 31, 2011 for the deferred tax assets arising from the U.S. subsidiary operating loss carryforwards that were utilized during the year.